Fixed Income SHares Series TE Investment Objectives and Goals - Fixed Income SHares Series TE	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fixed Income SHares: Series TE
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Portfolio seeks high current income exempt from U.S. federal income tax consistent with prudent investment management. Total return/capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	Total return/capital appreciation is a secondary objective.